united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17645 Wright Street Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
Shares		Fair Value
	COMMON STOCKS - 98.7%
	CONSUMER DISCRETIONARY - 13.4%
4,500	Advance Auto Parts, Inc.	$693,630
550	Amazon.com, Inc. *	1,041,497
8,500	Genuine Parts Co.	880,430
23,660	Johnson Controls International PLC	977,395
14,700	Lowe's Cos., Inc.	1,483,377
8,000	McDonald's Corp.	1,661,280
30,780	Reading International, Inc. *	399,524
8,000	Walt Disney Co.	1,117,120
		8,254,253
	CONSUMER STAPLES - 8.6%
10,000	Colgate-Palmolive Co.	716,700
6,300	Costco Wholesale Corp.	1,664,838
5,000	Kimberly-Clark Corp.	666,400
13,151	Koninklijke DSM NV - ADR	405,985
9,100	PepsiCo, Inc.	1,193,283
5,858	Procter & Gamble Co.	642,330
		5,289,536
	ENERGY - 2.7%
6,600	ConocoPhillips	402,600
8,000	Phillips 66	748,320
7,500	Royal Dutch Shell PLC	493,050
		1,643,970
	FINANCIAL SERVICES - 16.9%
3,013	Alleghany Corp. *	2,052,184
3,000	Aon PLC	578,940
36,000	Axos Financial, Inc. *	981,000
6,500	Berkshire Hathaway, Inc. *	1,385,605
20,000	Brookfield Asset Management, Inc.	666,709
5,030	M&T Bank Corp.	855,452
50,900	Northeast Bancorp	1,403,822
19,530	US Bancorp	1,023,372
25,000	Virtu Financial, Inc.	544,500
900	White Mountains Insurance Group Ltd.	919,314
		10,410,898
	HEALTHCARE - 13.9%
13,497	Abbott Laboratories	1,135,098
3,500	AbbVie, Inc.	254,520
1,369	Alcon, Inc. *	84,946
3,134	Becton Dickinson and Co.	789,799

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares		Fair Value
	COMMON STOCKS - 98.7% (Continued)
	HEALTHCARE - 13.9% (Continued)
12,000	Edwards Lifesciences Corp. *	$ 2,216,880
10,000	Medtronic PLC	973,900
6,845	Novartis AG - ADR	625,017
8,000	Novo Nordisk A/S - ADR	408,320
8,723	Pfizer, Inc.	377,880
8,500	Stryker Corp.	1,747,430
		8,613,790
	INDUSTRIALS - 15.0%
6,000	3M Co.	1,040,040
14,600	Emerson Electric Co.	974,112
9,000	Equifax, Inc.	1,217,160
40,000	Graco, Inc.	2,007,200
8,300	Illinois Tool Works, Inc.	1,251,723
12,300	Lincoln Electric Holdings, Inc.	1,012,536
12,484	Raven Industries, Inc.	447,926
4,000	United Parcel Service, Inc.	413,080
6,000	Verisk Analytics, Inc.	878,760
		9,242,537
	INFORMATION TECHNOLOGY - 25.4%
750	Alphabet, Inc. Class A *	812,100
1,103	Alphabet, Inc. Class C *	1,192,244
6,000	Apple, Inc.	1,187,520
6,700	Automatic Data Processing, Inc.	1,107,711
21,600	Avnet, Inc.	977,832
17,876	Cisco Systems, Inc.	978,353
22,500	Corning, Inc.	747,675
14,300	Global Payments, Inc.	2,289,859
18,154	Intel Corp.	869,032
5,200	International Business Machines Corp.	717,080
11,400	Microsoft Corp.	1,527,144
9,000	TE Connectivity Ltd.	862,020
12,200	Texas Instruments, Inc.	1,400,072
5,000	Zebra Technologies Corp. *	1,047,450
		15,716,092
	MATERIALS - 2.8%
15,000	PPG Industries, Inc.	1,750,650

	TOTAL COMMON STOCK (Cost $20,757,204)	60,921,726

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares				Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.9%
4,800	EastGroup Properties, Inc.			$556,704
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $155,309)			556,704

Par Value		Coupon Rate %	Maturity
	BONDS AND NOTES - 0.0%
	FINANCIAL SERVICES - 0.0%
22,270	Countrywide Asset-Backed Certificates, 1 Month LIBOR +3.0% (A)	5.48%	10/25/2032	11,721
	TOTAL BONDS AND NOTES (Cost $22,287)			11,721

	TOTAL INVESTMENTS (Cost $20,934,800) - 99.6%			$61,490,151

	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%			262,645

	NET ASSETS - 100.0%			$61,752,796

* Non-income producing securities.
ADR - American Depositary Receipt.
PLC - Public Limited Company
(A) Variable rate security

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Marathon Value Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019, for the Fund’s investments measured at fair value:

Assets *		Level 1	Level 2	Level 3	Total
Common Stocks		$60,921,726	$-	$-	$60,921,726
Real Estate Investment Trusts		556,704	-	-	556,704
Bonds and Notes		-	11,721	-	11,721
Total		$61,478,430	$11,721	$-	$61,490,151

* Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation		Gross Unrealized Depreciation		Net Unrealized Appreciation/ (Depreciation)
$20,934,800	$40,607,657		$(52,306)		$40,555,351

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 8/23/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 8/23/2019

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/23/2019